Deferred Taxation - Unused Tax Losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unused tax losses	¥ 234,314	$ 34,080	¥ 144,766